Average Annual Total Returns		12 Months Ended	15 Months Ended	27 Months Ended	44 Months Ended	46 Months Ended	55 Months Ended	60 Months Ended	84 Months Ended					96 Months Ended		120 Months Ended	172 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [26]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [22]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [1]
Prospectus [Line Items]
Average Annual Return, Percent		11.04%						13.05%			14.61%	[1]
FullerThaler Behavioral Small-Cap Equity Fund | Russell 1000 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.13%						8.23%								10.39%	11.45%
FullerThaler Behavioral Small-Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.81%						6.09%								9.62%	10.82%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		5.21%						12.38%			14.32%	[1]
Performance Inception Date		Dec. 19, 2018
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Performance Inception Date		Dec. 19, 2018
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		11.69%						13.73%								13.40%	14.02%
Performance Inception Date		Sep. 08, 2011
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		12.02%						14.06%								13.70%	14.29%
Performance Inception Date		Sep. 08, 2011
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.88%						13.28%								13.26%	12.78%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.22%						11.21%								11.48%	11.54%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		12.14%						14.19%								13.83%	14.43%
Performance Inception Date		Sep. 08, 2011
FullerThaler Behavioral Small-Cap Growth Fund | Russell 1000 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	11.13%						8.23%						8.84%	[6]
FullerThaler Behavioral Small-Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	13.01%						3.18%						7.79%	[6]
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		5.63%						10.10%			16.61%	[6]		16.61%	[6]
Performance Inception Date		Dec. 19, 2018
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		11.50%						10.86%			17.02%	[6]		17.02%	[6]
Performance Inception Date		Dec. 19, 2018
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		12.10%						11.47%						15.01%	[6]
Performance Inception Date		Dec. 21, 2017
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		12.44%						11.78%						15.33%	[6]
Performance Inception Date		Dec. 21, 2017
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	12.44%						10.59%						14.56%	[6]
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	7.37%						8.82%						12.40%	[6]
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund R6 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		12.57%						11.89%						15.43%	[6]
Performance Inception Date		Dec. 21, 2017
FullerThaler Behavioral Mid-Cap Value Fund | Russell 1000 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	11.13%						8.23%						8.84%	[10]
FullerThaler Behavioral Mid-Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	11.05%						9.83%						8.14%	[10]
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	Before Taxes
Average Annual Return, Percent	[10]	(7.65%)			2.40%
Performance Inception Date		Mar. 10, 2022
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	Before Taxes
Average Annual Return, Percent	[10]	(2.52%)			3.46%
Performance Inception Date		Mar. 10, 2022
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		(1.99%)						8.19%						7.52%	[10]
Performance Inception Date		Dec. 21, 2017
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		(1.63%)						8.52%						7.83%	[10]
Performance Inception Date		Dec. 21, 2017
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	(2.11%)						8.03%						7.46%	[10]
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	(0.68%)						6.66%						6.24%	[10]
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund R6 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		(1.56%)						8.62%						7.93%	[10]
Performance Inception Date		Dec. 21, 2017
FullerThaler Behavioral Unconstrained Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	17.15%						13.15%	16.88%	[14]
FullerThaler Behavioral Unconstrained Equity Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	10.60%						8.67%	12.98%	[14]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	Before Taxes
Average Annual Return, Percent	[14]	15.40%					10.02%
Performance Inception Date		May 27, 2021
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	Before Taxes
Average Annual Return, Percent	[14]	22.20%					11.07%
Performance Inception Date		May 27, 2021
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	Before Taxes
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		22.63%						14.01%	17.89%	[14]
Performance Inception Date		Dec. 26, 2018
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	22.62%						13.99%	17.83%	[14]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	13.41%						11.27%	14.91%	[14]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund R6 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		22.74%						14.07%	17.97%	[14]
Performance Inception Date		Dec. 26, 2018
FullerThaler Behavioral Small-Mid Core Equity Fund | Russell 1000 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	11.13%						8.23%	11.82%	[18]
FullerThaler Behavioral Small-Mid Core Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	11.91%						7.26%	11.98%	[18]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	Before Taxes
Average Annual Return, Percent		(0.44%)				4.55%
Performance Inception Date		Mar. 10, 2022
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	Before Taxes
Average Annual Return, Percent		(0.92%)	(2.35%)
Performance Inception Date		Oct. 07, 2024
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	Before Taxes
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		6.04%						7.71%	12.25%	[18]
Performance Inception Date		Dec. 26, 2018
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]	5.88%						7.21%	11.75%	[18]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]	3.69%						5.96%	9.85%	[18]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund R6 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	Before Taxes
Average Annual Return, Percent		6.18%	3.48%
Performance Inception Date		Oct. 07, 2024
FullerThaler Behavioral Micro-Cap Equity Fund | Russell 1000 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]	11.13%						8.23%					11.74%
FullerThaler Behavioral Micro-Cap Equity Fund | Russell Microcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	22.99%						7.33%					11.36%
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	Before Taxes
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	Before Taxes
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	Before Taxes
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		0.30%						2.18%					6.36%
Performance Inception Date		Dec. 28, 2018
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[24]	0.30%						1.71%					5.71%
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]	0.18%						1.65%					4.87%
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	Before Taxes
FullerThaler Behavioral Mid-Cap Equity Fund | Russell 1000 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]	11.13%		16.17%
FullerThaler Behavioral Mid-Cap Equity Fund | Russell Microcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]	10.60%		18.24%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[26]	Before Taxes
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[26]	Before Taxes
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		12.89%		16.78%
Performance Inception Date		Oct. 02, 2023
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[28]	12.80%		16.67%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[28]	7.69%		13.05%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[26]	Before Taxes

[1]	The inception date of the Fund’s Institutional Shares, Investor Shares and R6 Shares is September 8, 2011. The Fund’s A Shares and C Shares commenced operations on December 19, 2018. Returns for A Shares reflect the maximum sales charge.
[2]	The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 1000® Equal Weight Index is September 8, 2011, the inception date of the Fund’s Institutional Shares.
[3]	The Russell 2000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 2000® Index measures the performance of the small cap segment of the US equity universe and is a subset of the Russell 3000® Index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 2000® Index is September 8, 2011, the inception date of the Fund’s Institutional Shares.
[4]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[5]	The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 1000® Equal Weight Index is December 21, 2017, the inception date of the Fund’s Institutional Shares.
[6]	The inception date of the Fund’s Institutional Shares, Investor Shares and R6 Shares is December 21, 2017. The Fund’s Class A Shares and Class C Shares commenced operations on December 19, 2018. Returns for A Shares reflect the maximum sales charge.
[7]	The Russell 2000® Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 2000® Growth Index is December 21, 2017, the inception date of the Fund’s Institutional Shares.
[8]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[9]	The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 1000® Equal Weight Index is December 21, 2017, the inception date of the Fund’s Institutional Shares.
[10]	The inception date of Fund’s Institutional Shares, Investor Shares and R6 Shares is December 21, 2017. The Fund’s Class A Shares and Class C Shares commenced operations on March 10, 2022. Returns for A Shares reflect the maximum sales charge.
[11]	The Russell Midcap® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell MidCap® Value Index is December 21, 2017, the inception date of the Fund’s Institutional Shares.
[12]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[13]	The Russell 3000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 3000® Index represents the performance of the 3000 largest U.S. publicly traded companies as measured by market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 3000® Index is December 26, 2018, the inception date of the Fund’s Institutional Shares.
[14]	The inception date of Fund’s Institutional Shares and R6 Shares is December 26, 2018. The inception date of the Fund’s A Shares and C Shares is May 27, 2021. Returns for A Shares reflect the maximum sales charge. The Fund’s Investor Shares have not yet commenced operations and are not yet available for purchase. The Fund’s Investor Shares will be offered for sale at a later date. Performance for Investor Shares will be included when the share class has been operational for a full calendar year.
[15]	The Russell Midcap® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell Midcap® Index measures the performance of the mid-cap segment of the US equity universe. It is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® companies, as of the most recent constitution. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance characteristics of the true mid-cap opportunity set. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell Midcap® Index is December 26, 2018, the inception date of the Fund’s Institutional Shares.
[16]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[17]	The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 1000® Equal Weight Index is December 26, 2018, the inception date of the Fund’s Institutional Shares.
[18]	The inception date of Fund’s Institutional Shares is December 26, 2018. The Fund’s A Shares commenced operations on March 10, 2022. Returns for A Shares reflect the maximum sales charge. The Fund’s C Shares and R6 Shares commenced operations on October 7, 2024. The Fund’s Investor Shares have not yet commenced operations, are not yet available for purchase, and will be offered for sale at a later date. Performance for Investor Shares will be included when the share class has been operational for a full calendar year.
[19]	The Russell 2500™ Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 2500™ Index measures the performance of those Russell 2500™ companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 2500™ Index is December 26, 2018, the inception date of the Fund’s Institutional Shares.
[20]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[21]	The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 1000® Equal Weight Index is December 28, 2018, the inception date of the Fund’s Institutional Shares.
[22]	The inception date of Fund’s Institutional Shares is December 28, 2018. The Fund’s Class A Shares, Class C Shares, Investor Shares and R6 Shares have not yet commenced operations and are not yet available for purchase. The Fund’s A Shares, Class C Shares, Investor Shares and R6 Shares will be offered for sale at a later date. Performance for A Shares, C Shares, Investor Shares and R6 Shares will be included when the respective share class has been operational for a full calendar year.
[23]	The Russell Microcap® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. The Russell Microcap® Index stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell Microcap® Index is December 28, 2018, the inception date of the Fund’s Institutional Shares.
[24]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[25]	The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell 1000® Equal Weight Index is October 2, 2023, the inception date of the Fund’s Institutional Shares.
[26]	The inception date of Fund’s Institutional Shares is October 2, 2023. The Fund’s Class A Shares, Class C Shares, and R6 Shares have not yet commenced operations and are not yet available for purchase. The Fund’s A Shares, Class C Shares, and R6 Shares will be offered for sale at a later date. Performance for A Shares, C Shares, and R6 Shares will be included when the respective share class has been operational for a full calendar year.
[27]	The Russell Midcap® Index is a widely recognized unmanaged index of equity securities that measures the performance of the mid-cap segment of the US equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® companies, as of the most recent constitution. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance characteristics of the true mid-cap opportunity set. The Russell Midcap® Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The inception date used for the Russell MidCap® Index is October 2, 2023, the inception date of the Fund’s Institutional Shares.
[28]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.